Cover	Jun. 04, 2024
Cover [Abstract]
Entity Registrant Name	SOBR SAFE, INC.
Entity Central Index Key	0001425627
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 04, 2024
Entity File Number	000-53316
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818
Entity Address Address Line 1	6400 S. Fiddlers Green Circle, Suite 1400
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	844
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	762-7723
Security 12b Title	Common Stock
Trading Symbol	SOBR
Security Exchange Name	NASDAQ